Taxation - Movement of the aggregate valuation allowances for deferred tax assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Asset Valuation Allowance [Roll Forward]
Balance at January 1	¥ (89,713)	¥ (62,714)	¥ (48,555)
Addition	(30,990)	(26,999)	(14,159)
Balance at December 31	¥ (120,703)	¥ (89,713)	¥ (62,714)